Other Intangible assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
Cost | Intangible assets under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	61,800,000
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	$ 1,100,000	$ 1,000,000.0